ACQUISITIONS (Assets Acquired and Liabilities Assumed on April 1, 2009) (Details) (USD $) In Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Rohm And Haas [Member]		Dec. 31, 2009 Rohm And Haas [Member]		Mar. 31, 2010 Rohm And Haas [Member]		Apr. 02, 2009 Rohm And Haas [Member]		Apr. 02, 2009 Rohm And Haas [Member] Operating Loss Subject to Expiration [Member]	Apr. 02, 2009 Rohm and Haas Net of Salt Business [Member]
Business Acquisition [Line Items]
Goodwill Allocation Adjustment			$ (99)	[1]	$ 244	[1]	$ 145
Purchase Price			15,681		15,681		15,681		15,681
Current assets			2,692		2,710		2,692		2,710
Adjustments to Fair Value, Current assets			(18)
Property			3,792		3,792		3,792		3,930
Adjustments to Fair Value, Property					(138)
Other intangible assets			5,305	[1]	5,305	[1]	5,305	[1]	4,475	[1]
Adjustments to Fair Value, Other intangible assets					830	[1]	830
Other assets			1,320		1,320		1,320		1,288
Adjustments to Fair Value, Other assets					32
Net assets of the Salt business			1,308	[2]	1,308	[2]	1,308	[2]	1,475	[2]
Adjustments to Fair Value, Net assets of the Salt business					(167)	[2]
Total Assets Acquired			14,417		14,435		14,417		13,878
Adjustments to Fair Value, Total Assets Acquired			(18)		557
Current liabilities			1,206		1,207		1,206		1,218
Adjustments to Fair Value, Current liabilities			(1)		(11)
Long-term debt			2,541		2,541		2,541		2,528
Adjustments to Fair Value, Long-term debt					13
Accrued and other liabilities and noncontrolling interests			702		702		702		702
Pension benefits			1,119		1,119		1,119		1,119
Deferred tax liabilities - noncurrent			2,875		2,793		2,875		2,482
Adjustments to Fair Value, Deferred tax liabilities - noncurrent			82		311
Total Liabilities and Noncontrolling Interests Assumed			8,443		8,362		8,443		8,049
Adjustments to Fair Value, Total Liabilities and Noncontrolling Interests Assumed			81		313
Goodwill			9,707	[1]	9,608	[1]	9,707	[1]	9,852	[1]
Fair value of receivables												1,001
Gross contractual receivables												1,048
Contingent environmental liabilities assumed from Rohm and Haas									159
Pension liability from Rohm and Haas acquisition									185
Operating loss carryforwards	$ 4,572	$ 4,550							$ 2,189		$ 137

[1]	See Note I for additional information.
[2]	Morton International, Inc.